Financial Instruments (Details) - Schedule of Foreign Currency Market Risk Arising from Significant Foreign Exchange Variation - USD ($)	Dec. 31, 2023	Dec. 31, 2022
NTD:USD [Member]
Monetary items
Financial assets, Degree of variation	1.00%	1.00%
Financial assets, Effect on profit or loss	$ 168,444	$ 183,367
Monetary items
Financial liabilities, Degree of variation	1.00%	1.00%
Financial liabilities, Effect on profit or loss	$ 200,482	$ 14,479
EGP:USD [Member]
Monetary items
Financial assets, Degree of variation	1.00%
Financial assets, Effect on profit or loss	$ 332,852
Monetary items
Financial liabilities, Degree of variation	1.00%
Financial liabilities, Effect on profit or loss	$ 141,580
GBP:USD [Member]
Monetary items
Financial liabilities, Degree of variation	1.00%
Financial liabilities, Effect on profit or loss	$ 160,258